Deferred Revenue - Schedule of Deferred Revenue (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Schedule of Deferred Revenue [Abstract]
Opening balance	$ 5,332,194	$ 4,057,517
Additional deferred revenue accrual	5,991,194	5,302,014
Revenue release from deferred revenue	(5,280,749)	(4,027,337)
Ending Balance	$ 6,042,639	$ 5,332,194